CHANGES IN ACCOUNTING POLICIES - Narrative (Details) - CAD ($) $ in Millions	Mar. 31, 2020		Apr. 01, 2019	Mar. 31, 2019	Mar. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment	$ 2,154.0	[1]	$ 1,943.3	$ 2,149.3	$ 1,803.9
Difference between amount of new lease liabilities recognized and future aggregate minimum lease payments			274.1
Assets under finance lease
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment	$ 0.0				$ 121.2
Impact of adopting IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets			226.8
Lease liabilities			$ 265.8
weighted average rate			5.40%
Property, plant and equipment			$ (206.0)
Impact of adopting IFRS 16 | Assets under finance lease
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment			$ 206.0

[1]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.